Subsequent events (Details Textual) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions, $ in Millions							12 Months Ended
	Jun. 03, 2023 $ / shares shares	Apr. 27, 2023 CAD ($)	Apr. 06, 2023 USD ($)	Jan. 24, 2023 ₨ / shares	May 19, 2022 ₨ / shares	Oct. 28, 2021 ₨ / shares	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Feb. 27, 2023 USD ($) CommercialProducts	Mar. 31, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of share | ₨ / shares				₨ 4,338	₨ 3,906	₨ 4,663
Business combination contingent consideration | ₨							₨ 187		₨ 194
Asset purchase agreement							₨ 0	$ 0	₨ 326
Trade and other payables recognized as of acquisition date			$ 21
Settlement Agreement [Member] | Janssen Group [Member]
Disclosure of non-adjusting events after reporting period [line items]
Received towards settlement of claim		$ 9
Nonadjusting Events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of equity shares allocated to employees | shares	16,666
Nonadjusting Events after reporting period [Member] | DRL 2002 Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of equity shares allocated to employees | shares	15,562
Exercise price of share | $ / shares	$ 5
Nonadjusting Events after reporting period [Member] | DRL 2007 Plans [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of equity shares allocated to employees | shares	1,104
Exercise price of share | $ / shares	$ 5
Mayne Pharma Group Limited [Member] | Asset Acquisition Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Business combination number of commercial uits acquired | CommercialProducts											45
Upfront Consideration Payable											$ 90
Business combination contingent consideration												$ 15
Mayne Pharma Group Limited [Member] | Asset Acquisition Agreement [Member] | Approved Non Marketed Products [Member]
Disclosure of non-adjusting events after reporting period [line items]
Business combination number of commercial uits acquired | CommercialProducts											40
Mayne Pharma Group Limited [Member] | Asset Acquisition Agreement [Member] | Pipeline Products [Member]
Disclosure of non-adjusting events after reporting period [line items]
Business combination number of commercial uits acquired | CommercialProducts											4
Mayne Pharma Group Limited [Member] | Major purchases of assets [member] | Asset Acquisition Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Asset purchase agreement			93
Identifiable intangible assets recognized as of acquistion date			90
Inventory recognized as of acquisition date			$ 24